Subsequent Events (Details) - USD ($)		9 Months Ended
	Mar. 14, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 15, 2024
Subsequent Events [Line Items]
Fees payable		$ 117,000
Additional fee		83,600
Expense agreed to be funded		$ 5,750,000
Sponsor [Member]
Subsequent Events [Line Items]
Founder shares (in Shares)	3
Non-redeemed shares (in Shares)	10
Subsequent Event [Member]
Subsequent Events [Line Items]
Trust account balance				$ 13,300,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Redeem certain public price (in Dollars per share)	$ 0.001
Subsequent Event [Member] | Sponsor [Member] | Anchor Investors [Member]
Subsequent Events [Line Items]
Founder shares (in Shares)	3
Non-redeemed shares (in Shares)	10
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Holders of public shares (in Shares)			1,031,997
Redemption price (in Dollars per share)			$ 10.92
Redemption amount			$ 11,300,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Holders of public shares (in Shares)				1,031,997
Redemption price (in Dollars per share)				$ 10.92
Redemption amount				$ 11,300,000